                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-07119

                      Morgan Stanley Global Utilities Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                          10020
    (Address of principal executive offices)                          (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2007

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Global Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended August 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED AUGUST 31, 2006

                                                     MSCI            LIPPER
                                                    WORLD     UTILITY FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)          INDEX(2)
   9.15%       8.67%       8.73%       9.23%       4.97%             9.41%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

Overall, the six-month period ending August 31, 2006 proved favorable for securities within the utility sector. Uneven performance within the U.S. domestic markets characterized the months of February, March and April as investors digested a series of mixed signals from the economic and corporate fronts. In May and June, the markets encountered a steep sell-off amid the Federal Open Market Committee's (the "Fed") 16(th) and 17(th) consecutive rate increases since June 2004. However, at its August policy meeting, the Fed did leave the federal funds target rate unchanged after two years of consecutive increases.

Despite the tightening mode maintained by the Fed throughout much of the period, interest rates remained in a narrow range. In this environment, utility and utility-related stocks continued to be preferred by investors for their yield and dividend growth potential, especially as favorable tax treatment provided additional incentive for investors seeking dividend income. Moreover, the emphasis on fundamentals such as quality balance sheets helped to sustain the appeal of these long-term total return vehicles.

Within the telecommunications segment, investor optimism was ignited on several announcements concerning merger and acquisition activity. For these telecommunications companies, expectations of the resulting synergies from their restructurings has lent support to stronger profitability levels going forward and increased the prospects for favorable price performance as well. Electric and natural gas utilities continued to streamline their business strategies, foregoing riskier diversification investments in favor of "back-to-basics" models to better ensure strong balance sheets and improved earnings predictability. Investors were also buoyed by above-average summer temperatures and record-level energy demand, which they expect will help in these utilities' near-term earnings comparisons. Finally, the global utilities sector performed solidly for the period as the weakened U.S. dollar provided further support to the performance of non-U.S. investments.

PERFORMANCE ANALYSIS

Morgan Stanley Global Utilities Fund outperformed the MSCI World Index and underperformed the Lipper Utility Funds Index for the six months ended August 31, 2006, assuming no deduction of applicable sales charges.

Electric utilities and natural gas stocks were the dominant contributors to the Fund's performance as oil and natural gas maintained their strong price levels throughout the period. The Fund's focus in the telecommunications sector was rewarded, due in significant part to the exceptionally strong gains made in various industry sub-sectors, particularly in wireless companies and diversified communications firms. However, the Fund's smaller allocation to international electric utilities, in particular, proved to be a missed opportunity, since greater exposure to these companies would have further contributed to the overall total return for the period.

The Fund ended the period fully invested, with an equity investment allocation of 55 percent electric utilities, 16 percent the natural gas/energy sector and 29 percent in the telecommunication sector. Within the equity component, 19 percent were non-U.S. domiciled securities with a strong focus in telecommunication firms.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Telus Corporation (Non Voting)                        4.5%
   TXU Corp.                                             3.6
   FPL Group, Inc.                                       3.5
   Entergy Corp.                                         3.4
   Exelon Corp.                                          3.4
   AES Corp. (The)                                       3.1
   PPL Corp.                                             3.1
   American Tower Corp. (Class A)                        2.9
   PG&E Corp.                                            2.8
   NRG Energy, Inc.                                      2.8

   TOP FIVE COUNTRIES
   United States                                       81.0%
   Canada                                               9.7
   Spain                                                4.8
   Mexico                                               1.2
   Russia                                               1.0

Data as of August 31, 2006. Subject to change daily. All percentages for top 10 holdings and top five countries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN SECURITIES OF COMPANIES FROM AROUND THE WORLD THAT ARE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY. THESE SECURITIES CAN INCLUDE COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING PREFERRED STOCK, CONVERTIBLE SECURITIES AND DEPOSITARY RECEIPTS) AS WELL AS INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES). A COMPANY WILL BE CONSIDERED TO BE PRIMARILY ENGAGED IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THE INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS AND OTHER NEW OR EMERGING TECHNOLOGY, THE INTERNET AND INTERNET RELATED SERVICES. THE COMPANIES MAY BE TRADITIONALLY REGULATED PUBLIC UTILITIES AS WELL AS FULLY OR PARTIALLY DEREGULATED AND UNREGULATED UTILITY COMPANIES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., WILL SHIFT THE FUND'S ASSETS BETWEEN DIFFERENT TYPES OF UTILITIES, AMONG COMPANIES OF DIFFERENT COUNTRIES, AND BETWEEN EQUITY AND FIXED-INCOME SECURITIES, BASED ON PREVAILING MARKET, ECONOMIC AND FINANCIAL CONDITIONS. THE FUND WILL BE INVESTED IN AT LEAST THREE COUNTRIES (INCLUDING THE UNITED STATES). IF THE FUND HOLDS ANY FIXED-INCOME SECURITIES, THE AVERAGE WEIGHTED MATURITY OF THESE INVESTMENTS IS NORMALLY EXPECTED TO BE GREATER THAN SEVEN YEARS.

FOR MORE INFORMATION
ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND

THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES
AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 05/31/94)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              GUTAX                     GUTBX                    GUTCX                    GUTDX
   1 YEAR                              10.05%(3)                  9.22%(3)                 9.21%(3)                10.27%(3)
                                        4.28(4)                   4.22(4)                  8.21(4)                    --
   5 YEARS                              6.90(3)                   6.11(3)                  6.16(3)                  7.17(3)
                                        5.76(4)                   5.80(4)                  6.16(4)                    --
   10 YEARS                               --                      9.99(3)                    --                       --
                                          --                      9.99(4)                    --                       --
   SINCE INCEPTION                      9.12(3)                   9.57(3)                  8.34(3)                  9.40(3)
                                        8.48(4)                   9.57(4)                  8.34(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets including the U.S., Canada, New Zealand, and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06 - 08/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             03/01/06 -
                                                                     03/01/06            08/31/06             08/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (9.15% return).......................................         $1,000.00           $1,091.50             $ 7.43
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.10             $ 7.17
CLASS B
Actual (8.67% return).......................................         $1,000.00           $1,086.70             $11.36
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.32             $10.97
CLASS C
Actual (8.73% return).......................................         $1,000.00           $1,087.30             $11.36
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.32             $10.97
CLASS D
Actual (9.23% return).......................................         $1,000.00           $1,092.30             $ 6.12
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.36             $ 5.90

------------------

 * Expenses are equal to the Fund's annualized expense ratios of 1.41%, 2.16%, 2.16% and 1.16% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Global Utilities Fund
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.9%)
              Brazil (0.7%)
              Telecommunications
   60,000     Tim Participacoes
               SA - ADR................  $  1,760,400
                                         ------------
              Canada (9.7%)
              Energy
   42,000     Canadian Natural
               Resources Ltd.*.........     2,208,780
   27,000     Nexen Inc. ..............     1,576,260
                                         ------------
                                            3,785,040
                                         ------------
              Other Metals/Minerals
   40,000     Cameco Corporation
               (Canada)................     1,638,000
                                         ------------
              Telecommunications
  130,700     BCE Inc. ................     3,266,193
   85,000     Rogers Communications,
               Inc. (Class B)..........     4,382,600
  235,000     Telus Corp.
               (Non-Voting)............    11,203,438
                                         ------------
                                           18,852,231
                                         ------------
              Total Canada.............    24,275,271
                                         ------------
              Mexico (1.2%)
              Telecommunications
   80,000     America Movil S.A. de
               C.V. (Series L) (ADR)
               (Mexico)................     2,984,800
                                         ------------
              Russia (1.0%)
              Telecommunications
   70,000     Mobile Telesystems
               (Sponsored ADR).........     2,562,000
                                         ------------
              Spain (4.8%)
              Electric Utilities
  165,000     Iberdrola S.A. ..........     6,122,489
                                         ------------
              Telecommunications
  349,136     Telefonica S.A. .........     5,990,252
                                         ------------
              Total Spain..............    12,112,741
                                         ------------
              United Kingdom (0.5%)
              Electric Utilities
   20,000     International Power
               Plc. - ADR..............     1,218,800
                                         ------------

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              United States (81.0%)
              Electric Utilities
  365,900     AES Corp. (The)*.........  $  7,771,716
  100,300     Ameren Corp. ............     5,371,065
   85,000     CenterPoint Energy,
               Inc. ...................     1,228,250
  100,700     Consolidated Edison,
               Inc. ...................     4,652,340
   75,700     Dominion Resources,
               Inc. ...................     6,047,673
  125,000     DPL, Inc. ...............     3,475,000
  211,200     Duke Energy Corp. .......     6,336,000
   60,000     El Paso Electric Co.*....     1,434,600
  110,700     Entergy Corp. ...........     8,595,855
  138,200     Exelon Corp. ............     8,427,436
  114,600     FirstEnergy Corp. .......     6,539,076
  195,400     FPL Group, Inc. .........     8,685,530
  140,000     NRG Energy, Inc.*........     7,089,600
  170,000     PG&E Corp. ..............     7,128,100
  220,000     PPL Corp. ...............     7,693,400
   25,000     Progress Energy, Inc. ...     1,108,250
   95,000     Reliant Energy, Inc.*....     1,278,700
  165,300     SCANA Corp. .............     6,835,155
   70,000     Sierra Pacific
               Resources*..............     1,032,500
  160,900     Southern Co. (The).......     5,514,043
  135,000     TXU Corp. ...............     8,938,350
  145,800     Wisconsin Energy
               Corp. ..................     6,269,400
                                         ------------
                                          121,452,039
                                         ------------
              Electronic Equipment/
              Instruments
   50,000     Itron, Inc.*.............     2,799,000
                                         ------------
              Energy
  170,100     AGL Resources, Inc. .....     6,189,939
   29,000     Anadarko Petroleum
               Corp. ..................     1,360,390
  320,000     Dynegy, Inc. (Class
               A)*.....................     1,984,000
  140,200     Equitable Resources,
               Inc. ...................     5,167,772
   20,000     Kinder Morgan, Inc. .....     2,087,200
   75,000     Ormat Technologies
               Inc. ...................     2,729,250
   73,100     Questar Corp. ...........     6,326,074

8
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
SUMMARY OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   43,000     Range Resources Corp. ...     1,203,140
  132,000     Sempra Energy............  $  6,563,040
  100,000     Southwestern Energy
               Co.*....................     3,435,000
   95,800     UGI Corp. ...............     2,375,840
                                         ------------
                                           39,421,645
                                         ------------
              Telecommunications
   80,000     Alaska Communications
               Systems Holdings,
               Inc. ...................     1,103,200
   95,073     ALLTEL Corp. ............     5,153,907
  200,360     American Tower Corp.
               (Class A)*..............     7,184,910
  165,900     AT&T Inc. ...............     5,164,467
  110,400     BellSouth Corp. .........     4,495,488
  100,000     Citizens Communications
               Co. ....................     1,379,000
   70,000     NII Holdings, Inc.*......     3,734,500
   55,000     SBA Communications
               Corp.*..................     1,415,700
  155,000     Sprint Nextel Corp. .....     2,622,600
  170,000     Time Warner Telecom Inc.
               (Class A)*..............     3,054,900
  110,200     Verizon Communications,
               Inc. ...................     3,876,836
                                         ------------
                                           39,185,508
                                         ------------
              Total United States......   202,858,192
                                         ------------
              Total Common Stocks
              (Cost $177,892,911)......   247,772,204
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (1.1%)
              Repurchase Agreement
  $ 2,663     Joint repurchase
               agreement account 5.27%
               due 09/01/06 (dated
               08/31/06; proceeds
               $2,663,390) (a)
               (Cost $2,663,000).......  $  2,663,000
                                         ------------

Total Investments
(Cost $180,555,911) (b).....   100.0%     250,435,204
Other Assets in Excess of
Liabilities.................     0.0           78,237
                               -----     ------------
Net Assets..................   100.0%    $250,513,441
                               =====     ============

------------------

    ADR  American Depositary Receipt
     *   Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $74,437,014 and the aggregate gross unrealized depreciation is $4,557,721, resulting in net unrealized appreciation of $69,879,293.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
SUMMARY OF INVESTMENTS - AUGUST 31, 2006 (UNAUDITED)

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT AUGUST 31, 2006

 CONTRACT        IN
    TO        EXCHANGE     DELIVERY    UNREALIZED
 DELIVER         FOR         DATE     DEPRECIATION
--------------------------------------------------
CAD 52,425     $47,251     09/05/06      ($192)
                                         =====

Currency Abbreviation:
----------------------
CAD  Canadian Dollar

SUMMARY OF INVESTMENTS

                                                 PERCENT OF
INDUSTRY                             VALUE       NET ASSETS
-----------------------------------------------------------
Electric Utilities.............  $128,793,328       51.4%
Telecommunications.............    71,335,191       28.5
Energy.........................    43,206,685       17.2
Electronic
 Equipment/Instruments.........     2,799,000        1.1
Repurchase Agreement...........     2,663,000        1.1
Other Metals/Minerals..........     1,638,000        0.7
                                 ------------      -----
                                 $250,435,204**    100.0%
                                 ============      =====

---------------------------------------------------

    ** Does not include open forward foreign currency contract with unrealized depreciation of $192.

10
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $180,555,911).......................................  $250,435,204
Cash........................................................           535
Receivable for:
    Dividends...............................................       729,797
    Investments sold........................................       232,348
    Shares of beneficial interest sold......................       102,011
Prepaid expenses and other assets...........................        37,273
                                                              ------------
    Total Assets............................................   251,537,168
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       437,635
    Investment advisory fee.................................       119,377
    Distribution fee........................................       105,488
    Administration fee......................................        16,755
    Transfer agent fee......................................         8,136
Unrealized depreciation on open forward foreign currency
  contract..................................................           192
Accrued expenses and other payables.........................       336,144
                                                              ------------
    Total Liabilities.......................................     1,023,727
                                                              ------------
    Net Assets..............................................  $250,513,441
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $228,292,443
Net unrealized appreciation.................................    69,879,242
Accumulated undistributed net investment income.............     1,720,048
Accumulated net realized loss...............................   (49,378,292)
                                                              ------------
    Net Assets..............................................  $250,513,441
                                                              ============
Class A Shares:
Net Assets..................................................  $164,254,582
Shares Outstanding (unlimited authorized, $.01 par value)...     9,720,496
    Net Asset Value Per Share...............................        $16.90
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $17.84
                                                              ============
Class B Shares:
Net Assets..................................................   $79,084,779
Shares Outstanding (unlimited authorized, $.01 par value)...     4,553,161
    Net Asset Value Per Share...............................        $17.37
                                                              ============
Class C Shares:
Net Assets..................................................    $4,430,630
Shares Outstanding (unlimited authorized, $.01 par value)...       262,544
    Net Asset Value Per Share...............................        $16.88
                                                              ============
Class D Shares:
Net Assets..................................................    $2,743,450
Shares Outstanding (unlimited authorized, $.01 par value)...       161,746
    Net Asset Value Per Share...............................        $16.96
                                                              ============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended August 31, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $73,871 foreign withholding tax)..........  $ 3,764,547
Interest....................................................       62,932
                                                              -----------
    Total Income............................................    3,827,479
                                                              -----------
Expenses
Investment advisory fee.....................................      712,302
Distribution fee (Class A shares)...........................      198,246
Distribution fee (Class B shares)...........................      425,463
Distribution fee (Class C shares)...........................       22,305
Transfer agent fees and expenses............................      195,669
Administration fee..........................................       99,972
Shareholder reports and notices.............................      281,690
Registration fees...........................................       29,147
Custodian fees..............................................       18,384
Professional fees...........................................       90,507
Trustees' fees and expenses.................................        1,228
Other.......................................................       24,034
                                                              -----------
    Total Expenses..........................................    2,098,947

Less: expense offset........................................         (963)
                                                              -----------
    Net Expenses............................................    2,097,984
                                                              -----------
    Net Investment Income...................................    1,729,495
                                                              -----------
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments.................................................   14,417,549
Foreign exchange transactions...............................       (5,810)
                                                              -----------
    Net Realized Gain.......................................   14,411,739
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    4,743,460
Translation of forward foreign currency contracts, other
  assets and liabilities denominated
  in foreign currencies.....................................       (1,393)
                                                              -----------
    Net Appreciation........................................    4,742,067
                                                              -----------
    Net Gain................................................   19,153,806
                                                              -----------
Net Increase................................................  $20,883,301
                                                              ===========

12
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2006   FEBRUARY 28, 2006
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $  1,729,495       $  4,015,866
Net realized gain...........................................     14,411,739         41,015,451
Net change in unrealized appreciation/depreciation..........      4,742,067         (9,015,740)
                                                               ------------       ------------
    Net Increase............................................     20,883,301         36,015,577
                                                               ------------       ------------
Dividends to Shareholders from Net Investment Income
Class A shares..............................................     (3,318,955)        (4,266,365)
Class B shares..............................................       (579,793)          (362,530)
Class C shares..............................................        (44,552)          (129,668)
Class D shares..............................................        (38,071)           (50,759)
                                                               ------------       ------------
    Total Dividends.........................................     (3,981,371)        (4,809,322)
                                                               ------------       ------------

Net decrease from transactions in shares of beneficial
  interest..................................................    (28,479,393)       (58,778,076)
                                                               ------------       ------------
    Net Decrease............................................    (11,577,463)       (27,571,821)
Net Assets:
Beginning of period.........................................    262,090,904        289,662,725
                                                               ------------       ------------
End of Period
(Including accumulated undistributed net investment income
of $1,720,048 and $3,971,924, respectively).................   $250,513,441       $262,090,904
                                                               ============       ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Global Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on October 22, 1993 and commenced operations on May 31, 1994. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.545% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.52% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; and 0.495% to the portion of the daily net assets exceeding $1.5 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $6,381,264 at August 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $53,382 and $58, respectively and received $10,438 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2006 aggregated $34,144,461 and $64,609,818, respectively. At August 31, 2006, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., of $184,905.

For the six months ended August 31, 2006, the Fund incurred brokerage commissions of $71,655 with Morgan Stanley & Co. Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

At August 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, owned 88,500 Class D shares of beneficial interest of the Fund.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees they receive for serving on the Board of Trustees. Each eligible Trustee generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward foreign currency contracts ("forward contracts") for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                         FOR THE SIX                     FOR THE YEAR
                                                        MONTHS ENDED                         ENDED
                                                       AUGUST 31, 2006                 FEBRUARY 28, 2006
                                                  -------------------------       ---------------------------
                                                         (unaudited)
                                                    SHARES        AMOUNT            SHARES         AMOUNT
                                                  ----------   ------------       -----------   -------------
CLASS A SHARES
Sold............................................      55,568   $    889,398           248,763   $   3,798,892
Conversion from Class B.........................     512,033      8,174,260        11,674,182     169,190,617
Reinvestment of dividends.......................     179,795      2,756,258           240,081       3,610,814
Redeemed........................................  (1,245,784)   (19,831,868)       (2,293,434)    (35,256,454)
                                                  ----------   ------------       -----------   -------------
Net increase (decrease) - Class A...............    (498,388)    (8,011,952)        9,869,592     141,343,869
                                                  ----------   ------------       -----------   -------------
CLASS B SHARES
Sold............................................      42,597        696,533           669,922      10,069,997
Conversion to Class A...........................    (500,927)    (8,174,260)      (11,658,877)   (169,190,617)
Reinvestment of dividends.......................      29,207        460,889            19,040         292,646
Redeemed........................................    (868,522)   (14,082,198)       (2,603,923)    (39,654,689)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class B..........................  (1,297,645)   (21,099,036)      (13,573,838)   (198,482,663)
                                                  ----------   ------------       -----------   -------------
CLASS C SHARES
Sold............................................       5,936         94,567           150,392       2,152,093
Reinvestment of dividends.......................       2,504         38,389             7,772         116,423
Redeemed........................................     (40,335)      (635,599)         (222,140)     (3,335,696)
                                                  ----------   ------------       -----------   -------------
Net decrease - Class C..........................     (31,895)      (502,643)          (63,976)     (1,067,180)
                                                  ----------   ------------       -----------   -------------
CLASS D SHARES
Sold............................................     114,417      1,861,259            31,934         484,633
Reinvestment of dividends.......................       1,456         22,398             2,533          38,219
Redeemed........................................     (47,581)      (749,419)          (70,850)     (1,094,954)
                                                  ----------   ------------       -----------   -------------
Net increase (decrease) - Class D...............      68,292      1,134,238           (36,383)       (572,102)
                                                  ----------   ------------       -----------   -------------
Net decrease in Fund............................  (1,759,636)  $(28,479,393)       (3,804,605)  $ (58,778,076)
                                                  ==========   ============       ===========   =============

7. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

As of February 28, 2006, the Fund had a net capital loss carryforward of $62,995,718 which will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and capital loss deferrals on wash sales.

8. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004, defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncement

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies

Morgan Stanley Global Utilities Fund
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006 (UNAUDITED) continued

the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

11. Fund Merger

On February 6, 2006, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization by and between the Fund and Morgan Stanley Utilities Fund ("Utilities"), pursuant to which substantially all of the assets of the Fund would be combined with those of Utilities and shareholders of the Fund would become shareholders of Utilities, receiving shares of Utilities equal to the value of their holdings in the Fund (the "Reorganization"). Each shareholder of the Fund will receive the Class of shares of Utilities that corresponds to the Class of shares of the Fund currently held by that shareholder. The Reorganization is subject to the approval of shareholders of the Fund at a special meeting of shareholders originally scheduled to be held on July 17, 2006, but which has subsequently been adjourned several times, most recently to October 30, 2006, because the Fund failed to obtain the quorum necessary in order to hold the prior meetings.

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED     ---------------------------------------------------------
                                           AUGUST 31, 2006     2006        2005        2004*       2003        2002
                                           ---------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $15.83         $14.29      $12.01      $ 9.70      $12.47      $16.51
                                                ------         ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++..............         0.13           0.28        0.30        0.28        0.32        0.31
    Net realized and unrealized gain
    (loss)...............................         1.28           1.65        2.33        2.45       (2.73)      (3.91)
                                                ------         ------      ------      ------      ------      ------

Total income (loss) from investment
 operations..............................         1.41           1.93        2.63        2.73       (2.41)      (3.60)
                                                ------         ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income................        (0.34)         (0.39)      (0.35)      (0.42)      (0.36)      (0.08)
    Net realized gain....................           --             --          --          --          --       (0.36)
                                                ------         ------      ------      ------      ------      ------

Total dividends and distributions........        (0.34)         (0.39)      (0.35)      (0.42)      (0.36)      (0.44)
                                                ======         ======      ======      ======      ======      ======

Net asset value, end of period...........       $16.90         $15.83      $14.29      $12.01      $ 9.70      $12.47
                                                ======         ======      ======      ======      ======      ======

Total Return+............................         9.15%(1)      13.67%      22.68%      28.57%     (19.79)%    (22.21)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)...         1.41%(2)       1.18%       1.16%       1.18%       1.15 %      1.06 %

Net investment income....................         1.65%(2)       1.78%       2.44%       2.57%       2.91 %      2.06 %

Supplemental Data:
Net assets, end of period, in
 thousands...............................     $164,255       $161,808      $4,990      $4,868      $4,387      $7,723

Portfolio turnover rate..................           14%(1)         24%         18%         31%         18 %        19 %

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                              FOR THE SIX                 FOR THE YEAR ENDED FEBRUARY 28,
                                             MONTHS ENDED     --------------------------------------------------------
                                            AUGUST 31, 2006     2006       2005        2004*       2003        2002
                                            ---------------   --------   ---------   ---------   ---------   ---------
                                              (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period......       $16.10        $14.30      $12.00      $ 9.67      $12.40      $16.50
                                                 ------        ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++...............         0.07          0.16        0.21        0.20        0.24        0.20
    Net realized and unrealized gain
    (loss)................................         1.32          1.69        2.34        2.44       (2.73)      (3.89)
                                                 ------        ------      ------      ------      ------      ------

Total income (loss) from investment
 operations...............................         1.39          1.85        2.55        2.64       (2.49)      (3.69)
                                                 ------        ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income.................        (0.12)        (0.05)      (0.25)      (0.31)      (0.24)      (0.05)
    Net realized gain.....................           --            --          --          --          --       (0.36)
                                                 ------        ------      ------      ------      ------      ------

Total dividends and distributions.........        (0.12)        (0.05)      (0.25)      (0.31)      (0.24)      (0.41)
                                                 ------        ------      ------      ------      ------      ------

Net asset value, end of period............       $17.37        $16.10      $14.30      $12.00      $ 9.67      $12.40
                                                 ======        ======      ======      ======      ======      ======

Total Return+.............................         8.67%(1)     12.93%      21.74%      27.60%     (20.43)%    (22.75)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)....         2.16%(2)      1.93%       1.92%       1.93%       1.90 %      1.82 %

Net investment income.....................         0.90%(2)      1.03%       1.68%       1.82%       2.16 %      1.30 %

Supplemental Data:
Net assets, end of period, in thousands...      $79,085       $94,176    $277,738    $298,012    $306,554    $562,343

Portfolio turnover rate...................           14%(1)        24%         18%         31%         18 %        19 %

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED     ---------------------------------------------------------
                                           AUGUST 31, 2006     2006        2005        2004*       2003        2002
                                           ---------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $15.69         $14.16      $11.89      $ 9.60      $12.33      $16.38
                                                ------         ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++..............         0.07           0.16        0.21        0.20        0.24        0.22
    Net realized and unrealized gain
    (loss)...............................         1.28           1.66        2.31        2.42       (2.70)      (3.85)
                                                ------         ------      ------      ------      ------      ------

Total income (loss) from investment
 operations..............................         1.35           1.82        2.52        2.62       (2.46)      (3.63)
                                                ------         ------      ------      ------      ------      ------
Less dividends and distributions from:
    Net investment income................        (0.16)         (0.29)      (0.25)      (0.33)      (0.27)      (0.06)
    Net realized gain....................           --             --          --          --          --       (0.36)
                                                ------         ------      ------      ------      ------      ------

Total dividends and distributions........        (0.16)         (0.29)      (0.25)      (0.33)      (0.27)      (0.42)
                                                ------         ------      ------      ------      ------      ------

Net asset value, end of period...........       $16.88         $15.69      $14.16      $11.89      $ 9.60      $12.33
                                                ======         ======      ======      ======      ======      ======

Total Return+............................         8.73%(1)      12.92%      21.71%      27.53%     (20.15)%    (22.78)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)...         2.16%(2)       1.93%       1.89%       1.93%       1.87 %      1.67 %

Net investment income....................         0.90%(2)       1.03%       1.71%       1.82%       2.19 %      1.45 %

Supplemental Data:
Net assets, end of period, in
 thousands...............................       $4,431         $4,620      $5,076      $5,548      $5,502      $9,374

Portfolio turnover rate..................           14%(1)         24%         18%         31%         18 %        19 %

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

24
                       See Notes to Financial Statements

Morgan Stanley Global Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                  FOR THE YEAR ENDED FEBRUARY 28,
                                            MONTHS ENDED     ---------------------------------------------------------
                                           AUGUST 31, 2006     2006        2005        2004*       2003        2002
                                           ---------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period.....       $15.91         $14.32      $12.04      $ 9.73      $12.53      $16.54
                                                ------         ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++..............         0.15           0.31        0.33        0.30        0.35        0.35
    Net realized and unrealized gain
    (loss)...............................         1.28           1.67        2.33        2.47       (2.73)      (3.91)
                                                ------         ------      ------      ------      ------      ------

Total income (loss) from investment
 operations..............................         1.43           1.98        2.66        2.77       (2.38)      (3.56)
                                                ------         ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income................        (0.38)         (0.39)      (0.38)      (0.46)      (0.42)      (0.09)
    Net realized gain....................           --             --          --          --          --       (0.36)
                                                ------         ------      ------      ------      ------      ------

Total dividends and distributions........        (0.38)         (0.39)      (0.38)      (0.46)      (0.42)      (0.45)
                                                ------         ------      ------      ------      ------      ------

Net asset value, end of period...........       $16.96         $15.91      $14.32      $12.04      $ 9.73      $12.53
                                                ======         ======      ======      ======      ======      ======

Total Return+............................         9.23%(1)      14.00%      22.94%      28.87%     (19.56)%    (21.98)%

Ratios to Average Net Assets(3):
Total expenses (before expense offset)...         1.16%(2)       0.93%       0.92%       0.93%       0.90 %      0.82 %

Net investment income....................         1.90%(2)       2.03%       2.68%       2.82%       3.16 %      2.30 %

Supplemental Data:
Net assets, end of period, in
 thousands...............................       $2,743         $1,487      $1,859      $1,725      $1,371      $2,308

Portfolio turnover rate..................           14%(1)         24%         18%         31%         18 %        19 %

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              25
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Global Utilities Fund

Semiannual Report
August 31, 2006

[MORGAN STANLEY LOGO]

GUTSAR-37873RPT-RA06-00944P-Y08/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Global Utilities Fund


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006


                                       3